Stockholders' Equity (Deficit) / Members' Equity (Deficit) and Noncontrolling Interests - Redeemable Noncontrolling Interest (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 27, 2023	Dec. 31, 2022
Noncontrolling Interest [Line Items]
Redeemable noncontrolling interest	$ (35,525)	$ 159,514	$ (35,525)	$ (42,431)	$ 0
Redemption period				1 year
Net income (loss) attributable to redeemable noncontrolling interest	$ 1,080	$ (73,384)	$ 1,080	$ 0
flyExclusive, Inc. | Existing Equityholders
Noncontrolling Interest [Line Items]
Common units (in shares)				59,930,000
Ownership percentage	78.30%		78.30%
LGM Enterprises, LLC
Noncontrolling Interest [Line Items]
Company ownership	22.00%	23.00%	22.00%